Organization, Nature of Business and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Cryptocurrency Mining Operations

	Quantity of Bitcoin	US$ Amounts
Balance September 30, 2021	—	$—
Revenue recognized from cryptocurrency mined	6.7	369,804
Mining pool operating fees	(0.1)	(7,398)
Impairment of cryptocurrencies	—	(59,752)
Balance December 31, 2021	6.6	$302,654
Revenue recognized from cryptocurrency mined	8.3	343,055
Mining pool operating fees	(0.2)	(6,868)
Impairment of cryptocurrencies	—	(106,105)
Balance March 31, 2022	14.7	$532,736
Revenue recognized from cryptocurrency mined	4.6	166,592
Mining pool operating fees	(0.1)	(3,428)
Proceeds from the sale of cryptocurrency	(18.9)	(564,205)
Realized loss on the sale of cryptocurrency	—	(131,075)
Impairment of cryptocurrencies	—	(34)
Balance June 30, 2022 (1)	0.3	$586
Revenue recognized from cryptocurrency mined	0.3	7,955
Mining pool operating fees	—	(156)
Impairment of cryptocurrencies	—	(1,035)
Balance September 30, 2022 (1)	0.6	$7,350
Revenue recognized from cryptocurrency mined	—	—
Mining pool operating fees	—	—
Proceeds from the sale of cryptocurrency	(0.6)	(11,203)
Realized gain on the sale of cryptocurrency	—	3,853
Balance December 31, 2022	—	$—
Revenue recognized from cryptocurrency mined	—	—
Mining pool operating fees	—	—
Proceeds from the sale of cryptocurrency	—	—
Realized gain on the sale of cryptocurrency	—	—
Balance March 31, 2023 (1)	—	$—

(1)	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.

	Quantity of Bitcoin	US$ Amounts
Balance September 30, 2021	—	$—
Revenue recognized from cryptocurrency mined	6.7	369,804
Mining pool operating fees	(0.1)	(7,398)
Impairment of cryptocurrencies	—	(59,752)
Balance December 31, 2021	6.6	$302,654
Revenue recognized from cryptocurrency mined	8.3	343,055
Mining pool operating fees	(0.2)	(6,868)
Impairment of cryptocurrencies	—	(106,105)
Balance March 31, 2022	14.7	$532,736
Revenue recognized from cryptocurrency mined	4.6	166,592
Mining pool operating fees	(0.1)	(3,428)
Proceeds from the sale of cryptocurrency	(18.9)	(564,205)
Realized loss on the sale of cryptocurrency	—	(131,075)
Impairment of cryptocurrencies	—	(34)
Balance June 30, 2022 (1)	0.3	$586
Revenue recognized from cryptocurrency mined	0.3	7,955
Mining pool operating fees	—	(156)
Impairment of cryptocurrencies	—	(1,035)
Balance September 30, 2022 (1)	0.6	$7,350
Revenue recognized from cryptocurrency mined	—	—
Mining pool operating fees	—	—
Proceeds from the sale of cryptocurrency	(0.6)	(11,203)
Realized gain on the sale of cryptocurrency	—	3,853
Balance December 31, 2022 (1)	—	$—

(1)	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.

Schedule of Market Price of Miners

	Market Price per Miner	Total Amount
July 2022 batch (100 miners)	$7,756	$775,600
August 2022 batch (100 miners)	7,140	714,000
September 2022 batch (100 miners)	7,140	714,000
October 2022 batch (100 miners)	6,510	651,000
November 2022 batch (100 miners)	5,810	581,000
December 2022 batch (100 miners)	5,810	581,000
Estimated total amount due		4,016,600
Less: Payments made		3,969,000
Remaining amount due		$47,600